Share capital	6 Months Ended
Jun. 30, 2019
Text Block1 [Abstract]
Share capital

4.Share capital

ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(139,414,447)	—	(12)	—	(12)
At June 30, 2019	4,332,474,849	3,745,486,731	365	309	674
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchases of shares	—	—	—	—	—
At June 30, 2018	4,597,136,050	3,745,486,731	387	309	696
1.	Share capital at June 30, 2019 also included 50,000 issued and fully paid sterling deferred shares of £1 each.

At Royal Dutch Shell plc’s Annual General Meeting on May 21, 2019, the Board was authorised to allot ordinary shares in Royal Dutch Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Royal Dutch Shell plc, up to an aggregate nominal amount of €190 million (representing 2,720 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 21, 2020, and the end of the Annual General Meeting to be held in 2020, unless previously renewed, revoked or varied by Royal Dutch Shell plc in a general meeting.